Consolidated Statements of Changes in Equity - USD ($)	Preferred Stock Series A	Preferred Stock Series B	Preferred Stock Series C	Common Stock	Additional Paid-in Capital	Treasury Stock	Accumulated Deficit	Statutory Reserve	Accumulated Other Comprehensive Loss	Noncontrolling Interest	Total
Balance at Dec. 31, 2022	$ 9,000,000			$ 67	$ 65,950,661	$ (522,500)	$ (63,062,721)	$ 6,578	$ (213,137)		$ 11,158,948
Balance (in Shares) at Dec. 31, 2022	9,000			667,572		(3,467)
Shares issued for adjustments
Shares issued for adjustments (in Shares)				3,333
Issuance of Series B Convertible Preferred Stock for equity method investment		$ 11,000,000									11,000,000
Issuance of Series B Convertible Preferred Stock for equity method investment (in Shares)		11,000
Issuance of common stock as convertible note payable commitment fee				$ 1	236,399						236,400
Issuance of common stock as convertible note payable commitment fee (in Shares)				11,333
Sale of common stock, net				$ 3	414,393						414,396
Sale of common stock, net (in Shares)				30,442
Issuance of common stock for services				$ 3	999,652						999,655
Issuance of common stock for services (in Shares)				24,089
Stock-based compensation					284,977						284,977
Stock-based compensation (in Shares)
Foreign currency translation adjustment									(18,590)		(18,590)
Net loss for the year							(16,707,010)				(16,707,010)
Balance at Dec. 31, 2023	$ 9,000,000	$ 11,000,000		$ 74	67,886,082	$ (522,500)	(79,769,731)	6,578	(231,727)		7,368,776
Balance (in Shares) at Dec. 31, 2023	9,000	11,000		736,769		(3,467)
Shares issued for adjustments				$ 21	(21)
Shares issued for adjustments (in Shares)				206,033
Issuance of common stock as convertible note payable commitment fee				$ 3	320,543						320,546
Issuance of common stock as convertible note payable commitment fee (in Shares)				33,800
Issuance of common stock upon cashless exercise of stock warrants				$ 4	(4)
Issuance of common stock upon cashless exercise of stock warrants (in Shares)				42,381
Reclassification of derivative liability to equity					2,354						2,354
Sale of Series C Convertible Preferred Stock			$ 3,500,000								3,500,000
Sale of Series C Convertible Preferred Stock (in Shares)			3,500
Issuance of pre-funded warrants					688,794						688,794
Sale of common stock, net				$ 28	2,544,283						2,544,311
Sale of common stock, net (in Shares)				281,843
Issuance of common stock for services				$ 15	530,335						530,350
Issuance of common stock for services (in Shares)				145,153
Stock-based compensation					51,159						51,159
Stock-based compensation (in Shares)
Foreign currency translation adjustment									(273)		(273)
Net loss for the year							(7,903,394)				(7,903,394)
Balance at Dec. 31, 2024	$ 9,000,000	$ 11,000,000	$ 3,500,000	$ 145	$ 72,023,525	$ (522,500)	$ (87,673,125)	$ 6,578	$ (232,000)		$ 7,102,623
Balance (in Shares) at Dec. 31, 2024	9,000	11,000	3,500	1,445,979		(3,467)